Annual Total Returns - Modern Capital Tactical Income Fund	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	4.07%	13.90%	17.31%	13.57%
Class ADV Shares
Prospectus [Line Items]
Annual Return [Percent]	4.03%	13.89%	19.13%	14.00%